DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities [Absract]
Sold receivables at the beginning of the year	$ 585	$ 590
Proceeds from sale of receivables	3,447	4,287
Cash collections (remitted to the owner of the receivables)	(3,532)	(4,202)
Effect of currency exchange rate changes	(55)	(90)
Sold receivables at the end of the year	$ 445	$ 585